Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 1,059	$ 1,059
Derivatives	47	27
Other receivables	148	122
Prepayments	127	92
Total trade and other receivables, current	1,381	1,300
Other non-current assets	24	18
Total trade and other receivables	1,405	1,318
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,100	1,104
Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (41)	$ (45)